Finance Leases as Lessee (Tables)	6 Months Ended
Jun. 30, 2025
Finance Leases as Lessee [Abstract]
Schedule of Amounts Recognized in the Combined Balance Sheet

Amounts recognized in the combined balance sheet:

	As of June 30, 2025	As of December 31, 2024
Finance lease assets	$111,202	$—

Lease liabilities, current	58,925	—
Lease liabilities, non-current	42,946	—
Total lease liabilities	$101,871	$—

A summary of lease cost is as follows:

	For the six months ended June 30,
	2025	2024
Amortization of finance lease assets	$868	$—
Interest of lease liabilities	541	—

The following summarizes other supplemental information about the Company’s lease as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Weighted average discount rate	3.00%	—
Weighted average remaining lease term	1.82 years	—

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of June 30, 2025:

Minimum lease payment
Six months ended December 31, 2025	$32,243
Fiscal year 2026	57,320
Fiscal year 2027	15,096
Less: imputed interest	(2,788)
Present value of finance lease liabilities	$101,871